Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
November 30, 2025
LDE-NPRT1-0126
1.9887645.107
Non-Convertible Corporate Bonds - 86.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 10.1%
Financials - 9.3%
Banks - 7.9%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 4.7693% 7/16/2027 (b)(c)(d)	6,300,000	6,335,040
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 4.891% 1/18/2027 (b)(c)(d)	4,900,000	4,922,039
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 5.0002% 12/16/2029 (b)(c)(d)	7,200,000	7,275,048
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	6,050,000	6,062,762
Commonwealth Bank of Australia U.S. SOFR Index + 0.52%, 4.675% 6/15/2026 (b)(c)(d)	2,310,000	2,312,781
Commonwealth Bank of Australia U.S. SOFR Index + 0.64%, 4.795% 3/14/2028 (b)(c)(d)	3,000,000	3,012,640
Commonwealth Bank of Australia U.S. SOFR Index + 0.75%, 4.905% 3/13/2026 (b)(c)(d)	1,200,000	1,201,467
Commonwealth Bank of Australia U.S. SOFR Index + 0.78%, 4.8945% 10/1/2030 (b)(c)(d)	1,750,000	1,761,531
Commonwealth Bank of Australia U.S. SOFR Index + 0.81%, 4.965% 3/14/2030 (b)(c)(d)	10,350,000	10,435,245
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 5.125% 3/14/2027 (b)(c)(d)	800,000	806,170
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 4.6798% 3/6/2028 (b)(c)(d)	3,000,000	3,003,033
National Australia Bank Ltd U.S. SOFR Index + 0.6%, 4.6517% 10/26/2027 (b)(c)(d)	400,000	401,756
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 4.7822% 6/11/2027 (b)(c)(d)	19,950,000	20,042,425
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.7473% 1/12/2027 (b)(c)(d)	850,000	852,607
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.805% 6/13/2028 (b)(c)(d)	2,000,000	2,009,608
National Australia Bank Ltd U.S. SOFR Index + 0.79%, 4.8873% 1/14/2030 (b)(c)(d)	1,200,000	1,208,428
Westpac Banking Corp U.S. SOFR Index + 0.42%, 4.5088% 4/16/2026 (b)(c)	1,600,000	1,601,299
Westpac Banking Corp U.S. SOFR Index + 0.46%, 4.541% 10/20/2026 (b)(c)	629,000	629,823
Westpac Banking Corp U.S. SOFR Index + 0.5%, 4.6787% 3/6/2028 (b)(c)(d)	7,430,000	7,439,852
Westpac Banking Corp U.S. SOFR Index + 0.52%, 4.7146% 6/3/2026 (b)(c)	1,185,000	1,186,668
Westpac Banking Corp U.S. SOFR Index + 0.81%, 4.8993% 4/16/2029 (b)(c)	6,500,000	6,557,552
Westpac Banking Corp U.S. SOFR Index + 0.82%, 4.9345% 7/1/2030 (b)(c)	3,800,000	3,837,164
		92,894,938
Capital Markets - 1.4%
Macquarie Bank Ltd U.S. SOFR Index + 0.74%, 4.8986% 6/12/2028 (b)(c)(d)	5,850,000	5,879,704
Macquarie Bank Ltd U.S. SOFR Index + 0.92%, 5.0338% 7/2/2027 (b)(c)(d)	5,981,000	6,038,031
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 5.3798% 12/7/2026 (b)(c)(d)	600,000	605,075
Macquarie Bank Ltd U.S. SOFR Index + 1.24%, 5.3941% 6/15/2026 (b)(c)(d)	900,000	904,040
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 5.0436% 9/23/2027 (b)(c)(d)	3,180,000	3,187,919
		16,614,769
TOTAL FINANCIALS		109,509,707

Materials - 0.8%
Metals & Mining - 0.8%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.8645% 10/1/2026 (b)(c)(d)	3,225,000	3,228,221
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 5.1689% 4/4/2027 (b)(c)(d)	2,200,000	2,208,992
Rio Tinto Finance USA PLC U.S. SOFR Averages Index + 0.84%, 4.995% 3/14/2028 (b)(c)	3,446,000	3,477,051
		8,914,264
TOTAL AUSTRALIA		118,423,971
CANADA - 8.7%
Financials - 8.7%
Banks - 8.7%
Bank of Montreal U.S. SOFR Averages Index + 0.62%, 4.775% 9/15/2026 (b)(c)	1,530,000	1,534,441
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 4.9457% 6/4/2027 (b)(c)	2,784,000	2,798,433
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.0457% 9/10/2027 (b)(c)	3,005,000	3,013,783
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 5.3222% 12/11/2026 (b)(c)	800,000	806,531
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 5.5128% 6/5/2026 (b)(c)	1,200,000	1,205,980
Bank of Montreal U.S. SOFR Index + 0.86%, 4.9117% 1/27/2029 (b)(c)	3,975,000	3,983,414
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.7433% 3/2/2026 (b)(c)	5,659,000	5,664,224
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 5.0744% 8/1/2029 (b)(c)	2,000,000	2,016,850
Bank of Nova Scotia/The U.S. SOFR Index + 0.61%, 4.765% 9/15/2026 (b)(c)	900,000	901,685
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 4.8462% 2/14/2029 (b)(c)	2,415,000	2,418,195
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 5.1798% 9/8/2028 (b)(c)	4,334,000	4,358,838
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 5.0922% 9/11/2027 (b)(c)	1,183,000	1,186,749
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 4.8173% 1/13/2028 (b)(c)	2,350,000	2,353,465
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 5.0596% 6/28/2027 (b)(c)	1,800,000	1,813,068
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.03%, 5.1481% 3/30/2029 (b)(c)	4,250,000	4,274,652
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 5.3338% 10/2/2026 (b)(c)	1,800,000	1,813,135
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.1437% 7/2/2027 (b)(c)	400,000	401,142
Royal Bank of Canada U.S. SOFR Averages Index + 0.525%, 4.606% 1/20/2026 (b)(c)	2,492,000	2,493,134
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.6217% 4/27/2026 (b)(c)	2,400,000	2,403,049
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 4.5844% 11/2/2026 (b)(c)	2,832,000	2,837,668
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 4.785% 1/21/2027 (b)(c)	3,400,000	3,413,362
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (b)(c)	4,590,000	4,602,154
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 4.852% 7/23/2027 (b)(c)	11,823,000	11,852,746
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 4.941% 10/18/2028 (b)(c)	8,047,000	8,096,345
Royal Bank of Canada U.S. SOFR Averages Index + 0.88%, 4.833% 8/6/2029 (b)(c)	3,300,000	3,304,111
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 5.031% 1/19/2027 (b)(c)	3,300,000	3,320,836
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.0222% 2/4/2031 (b)(c)	1,000,000	999,614
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.161% 7/20/2026 (b)(c)	200,000	201,219
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.1773% 1/12/2026 (b)(c)	400,000	400,419
Toronto Dominion Bank U.S. SOFR Index + 0.59%, 4.7557% 9/10/2026 (b)(c)	1,100,000	1,102,349
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 4.8389% 4/5/2027 (b)(c)	5,564,000	5,586,429
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 4.8247% 1/31/2028 (b)(c)	4,275,000	4,290,230
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 5.1676% 12/17/2029 (b)(c)	3,700,000	3,727,158
Toronto Dominion Bank U.S. SOFR Index + 1.08%, 5.1664% 7/17/2026 (b)(c)	2,578,000	2,590,620

TOTAL CANADA		101,766,028
FINLAND - 0.8%
Financials - 0.8%
Banks - 0.8%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.8376% 3/17/2028 (b)(c)(d)	2,500,000	2,509,850
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.8684% 3/19/2027 (b)(c)(d)	3,500,000	3,516,507
Nordea Bank Abp U.S. SOFR Index + 0.83%, 4.84% 8/28/2030 (b)(c)(d)	1,500,000	1,503,108
Nordea Bank Abp U.S. SOFR Index + 1.02%, 5.1857% 9/10/2029 (b)(c)(d)	1,800,000	1,823,143

TOTAL FINLAND		9,352,608
FRANCE - 2.9%
Financials - 2.9%
Banks - 2.9%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.0239% 2/16/2028 (b)(c)(d)	5,400,000	5,431,057
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.23%, 5.2951% 1/22/2030 (b)(c)(d)	600,000	605,651
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 5.4973% 7/13/2026 (b)(c)(d)	800,000	804,721
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 5.0793% 10/16/2028 (b)(c)(d)	3,150,000	3,163,447
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 5.192% 1/23/2027 (b)(c)(d)	1,260,000	1,267,533
BNP Paribas SA U.S. SOFR Index + 1.43%, 5.3819% 5/9/2029 (b)(c)(d)	2,551,000	2,580,471
BPCE SA U.S. SOFR Averages Index + 1.98%, 6.061% 10/19/2027 (b)(c)(d)	900,000	909,701
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.0322% 3/11/2027 (b)(c)(d)	1,500,000	1,505,268
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.3722% 9/11/2028 (b)(c)(d)	7,073,000	7,117,843
Credit Agricole SA U.S. SOFR Index + 1.29%, 5.3989% 7/5/2026 (b)(c)(d)	2,000,000	2,010,590
Societe Generale SA U.S. SOFR Index + 1.41%, 5.5073% 4/13/2029 (b)(c)(d)	2,500,000	2,510,722
Societe Generale SA U.S. SOFR Index + 1.42%, 5.3659% 5/22/2029 (b)(c)(d)	1,300,000	1,308,741
Societe Generale SA U.S. SOFR Index + 1.66%, 5.741% 1/19/2028 (b)(c)(d)	5,225,000	5,268,867

TOTAL FRANCE		34,484,612
GERMANY - 3.4%
Consumer Discretionary - 2.7%
Automobiles - 2.7%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (b)(c)(d)	5,000,000	5,014,498
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 5.0443% 3/21/2028 (b)(c)(d)	6,100,000	6,140,321
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.6899% 7/31/2026 (b)(c)(d)	3,600,000	3,605,463
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.67%, 4.7923% 1/9/2026 (b)(c)(d)	2,000,000	2,000,951
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.8945% 4/1/2027 (b)(c)(d)	5,074,000	5,092,556
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 4.8062% 11/15/2027 (b)(c)(d)	2,100,000	2,113,763
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 5.0481% 3/31/2028 (b)(c)(d)	1,000,000	1,004,052
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.9543% 3/20/2026 (b)(c)(d)	3,400,000	3,404,389
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.0162% 8/14/2026 (b)(c)(d)	2,991,000	2,999,934
		31,375,927
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 5.3083% 1/10/2029 (b)(c)(e)	2,600,000	2,613,214
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 5.1729% 11/16/2027 (b)(c)	900,000	904,193
Siemens Funding BV U.S. SOFR Index + 0.64%, 4.6252% 5/26/2028 (b)(c)(d)	1,500,000	1,506,110
		5,023,517
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.84%, 4.9373% 1/13/2028 (b)(c)(d)	1,575,000	1,575,391
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.0954% 9/25/2027 (b)(c)(d)	1,950,000	1,955,528
		3,530,919
TOTAL GERMANY		39,930,363
JAPAN - 3.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp U.S. SOFR Index + 1.31%, 5.4226% 7/16/2030 (b)(c)(d)	4,500,000	4,574,270
Financials - 2.8%
Banks - 2.6%
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.13%, 5.3187% 9/12/2031 (b)(c)	2,000,000	2,008,043
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 4.9949% 1/14/2027 (b)(c)	1,170,000	1,176,176
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.05%, 5.1636% 4/15/2030 (b)(c)	3,100,000	3,102,585
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 5.2923% 7/9/2029 (b)(c)	2,900,000	2,934,689
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.4149% 7/13/2026 (b)(c)	1,000,000	1,006,459
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.43%, 5.5449% 1/13/2026 (b)(c)	2,512,000	2,515,813
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.75%, 4.942% 9/11/2028 (b)(c)(d)	4,200,000	4,207,652
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 5.1751% 9/10/2027 (b)(c)(d)	6,990,000	7,064,149
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.99%, 5.1678% 3/13/2030 (b)(c)(d)	3,500,000	3,538,475
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 5.318% 3/9/2026 (b)(c)(d)	1,850,000	1,854,106
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.15%, 5.3242% 9/14/2026 (b)(c)(d)	1,300,000	1,308,627
		30,716,774
Capital Markets - 0.2%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.3819% 7/2/2027 (b)(c)	2,310,000	2,331,023
TOTAL FINANCIALS		33,047,797

TOTAL JAPAN		37,622,067
NETHERLANDS - 3.1%
Financials - 3.1%
Banks - 3.1%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 5.1946% 12/3/2028 (b)(c)(d)	8,000,000	8,029,205
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.9126% 9/18/2027 (b)(c)(d)	2,600,000	2,624,444
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.63% 8/28/2026 (b)(c)	4,500,000	4,511,690
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 4.8928% 3/5/2027 (b)(c)	6,450,000	6,498,358
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 4.9764% 10/17/2029 (b)(c)	2,900,000	2,924,854
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.9%, 5.0089% 10/5/2026 (b)(c)	2,550,000	2,564,012
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.1307% 3/25/2029 (b)(c)	6,100,000	6,117,857
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.1424% 4/1/2027 (b)(c)	200,000	200,388
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.7222% 9/11/2027 (b)(c)	2,500,000	2,519,738

TOTAL NETHERLANDS		35,990,546
NEW ZEALAND - 0.2%
Financials - 0.2%
Banks - 0.2%
ASB Bank Ltd U.S. SOFR Index + 0.9%, 4.9247% 10/29/2030 (b)(c)(d)	1,500,000	1,507,719
Bank of New Zealand U.S. SOFR Index + 0.81%, 4.8555% 1/27/2027 (b)(c)(d)	350,000	351,240

TOTAL NEW ZEALAND		1,858,959
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA U.S. SOFR Index + 1.12%, 5.2336% 7/15/2028 (b)(c)	2,790,000	2,805,520
Banco Santander SA U.S. SOFR Index + 1.38%, 5.5578% 3/14/2028 (b)(c)	3,000,000	3,021,713

TOTAL SPAIN		5,827,233
SWEDEN - 1.1%
Financials - 1.1%
Banks - 1.1%
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 5.0728% 3/5/2027 (b)(c)(d)	1,500,000	1,509,097
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 1.06%, 5.2546% 9/3/2030 (b)(c)(d)	2,500,000	2,493,604
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 4.67% 5/28/2027 (b)(c)(d)	1,700,000	1,706,442
Svenska Handelsbanken AB U.S. SOFR Index + 0.74%, 4.6859% 5/23/2028 (b)(c)(d)	3,500,000	3,513,839
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 5.405% 6/15/2026 (b)(c)(d)	500,000	502,419
Swedbank AB U.S. SOFR Averages Index + 1.38%, 5.5332% 6/15/2026 (b)(c)(d)	1,000,000	1,005,549
Swedbank AB U.S. SOFR Index + 1.03%, 4.9838% 11/20/2029 (b)(c)(d)	2,150,000	2,174,443

TOTAL SWEDEN		12,905,393
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG U.S. SOFR Index + 0.84%, 4.9636% 12/23/2029 (b)(c)(d)	3,000,000	2,991,252
UNITED KINGDOM - 5.3%
Financials - 5.0%
Banks - 4.6%
Barclays PLC U.S. SOFR Index + 1.08%, 5.0331% 11/11/2029 (b)(c)	1,550,000	1,554,746
Barclays PLC U.S. SOFR Index + 1.49%, 5.6486% 3/12/2028 (b)(c)	5,395,000	5,448,761
Barclays PLC U.S. SOFR Index + 1.88%, 6.035% 9/13/2027 (b)(c)	800,000	808,424
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 5.5126% 3/3/2031 (b)(c)	800,000	806,479
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.5174% 5/13/2031 (b)(c)	2,000,000	2,037,809
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.5195% 8/14/2027 (b)(c)	4,100,000	4,130,912
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.9826% 11/26/2028 (b)(c)	3,650,000	3,669,346
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.2378% 6/13/2029 (b)(c)	2,400,000	2,409,998
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.5595% 8/7/2027 (b)(c)	2,400,000	2,417,830
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.7075% 1/5/2028 (b)(c)	2,515,000	2,540,153
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.0459% 5/23/2029 (b)(c)	1,500,000	1,507,111
NatWest Group PLC U.S. SOFR Index + 1.25%, 5.4748% 3/1/2028 (b)(c)	2,950,000	2,968,216
NatWest Group PLC U.S. SOFR Index + 1.3%, 5.2512% 11/15/2028 (b)(c)	2,000,000	2,018,536
NatWest Markets PLC U.S. SOFR Index + 0.76%, 4.8796% 9/29/2026 (b)(c)(d)	650,000	652,247
NatWest Markets PLC U.S. SOFR Index + 0.9%, 4.8539% 5/17/2027 (b)(c)(d)	1,600,000	1,608,855
NatWest Markets PLC U.S. SOFR Index + 0.95%, 5.0743% 3/21/2028 (b)(c)(d)	2,080,000	2,091,482
NatWest Markets PLC U.S. SOFR Index + 1.14%, 5.0939% 5/17/2029 (b)(c)(d)	1,000,000	1,008,088
NatWest Markets PLC U.S. SOFR Index + 1.19%, 5.3143% 3/21/2030 (b)(c)(d)	3,000,000	3,029,831
Standard Chartered PLC U.S. SOFR Index + 1.17%, 5.1262% 5/14/2028 (b)(c)(d)	4,915,000	4,946,095
Standard Chartered PLC U.S. SOFR Index + 1.68%, 5.6362% 5/13/2031 (b)(c)(d)	1,500,000	1,536,600
Standard Chartered PLC U.S. SOFR Index + 1.93%, 6.0389% 7/6/2027 (b)(c)(d)	5,235,000	5,277,146
Standard Chartered PLC U.S. SOFR Index + 2.03%, 5.9819% 2/8/2028 (b)(c)(d)	1,600,000	1,624,005
		54,092,670
Financial Services - 0.4%
Nationwide Building Society U.S. SOFR Index + 1.01%, 5.1281% 9/30/2030 (b)(c)(d)	3,000,000	2,997,390
Nationwide Building Society U.S. SOFR Index + 1.07%, 5.1673% 7/14/2029 (b)(c)(d)	200,000	200,102
Nationwide Building Society U.S. SOFR Index + 1.29%, 5.2439% 2/16/2028 (b)(c)(d)	1,200,000	1,207,876
		4,405,368
TOTAL FINANCIALS		58,498,038

Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (b)(c)	3,800,000	3,813,581
TOTAL UNITED KINGDOM		62,311,619
UNITED STATES - 47.2%
Consumer Discretionary - 5.5%
Automobiles - 5.5%
American Honda Finance Corp U.S. SOFR Averages Index + 0.72%, 4.8289% 10/5/2026 (b)(c)	4,100,000	4,109,421
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.5031% 5/11/2026 (b)(c)	3,000,000	3,003,152
American Honda Finance Corp U.S. SOFR Index + 0.62%, 4.7837% 12/11/2026 (b)(c)	9,950,000	9,970,597
American Honda Finance Corp U.S. SOFR Index + 0.71%, 4.8096% 1/9/2026 (b)(c)	900,000	900,467
American Honda Finance Corp U.S. SOFR Index + 0.71%, 4.8096% 7/9/2027 (b)(c)	1,636,000	1,636,228
American Honda Finance Corp U.S. SOFR Index + 0.72%, 4.7851% 10/22/2027 (b)(c)	700,000	700,549
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.6862% 8/13/2027 (b)(c)	3,600,000	3,608,178
American Honda Finance Corp U.S. SOFR Index + 0.77%, 4.9286% 3/12/2027 (b)(c)	3,231,000	3,237,803
American Honda Finance Corp U.S. SOFR Index + 0.82%, 5.0146% 3/3/2028 (b)(c)	2,700,000	2,705,248
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.9696% 7/9/2027 (b)(c)(e)	1,250,000	1,255,565
American Honda Finance Corp U.S. SOFR Index + 0.9%, 5.0874% 9/1/2028 (b)(c)	3,400,000	3,408,993
American Honda Finance Corp U.S. SOFR Index + 0.92%, 5.0174% 1/12/2026 (b)(c)	1,100,000	1,100,911
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 5.2789% 4/4/2028 (b)(c)	4,162,000	4,161,971
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.35%, 5.3019% 5/8/2027 (b)(c)	2,300,000	2,311,007
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 5.0252% 2/26/2027 (b)(c)	4,700,000	4,706,151
Hyundai Capital America U.S. SOFR Index + 0.92%, 5.0268% 1/7/2028 (b)(c)(d)	3,000,000	3,005,489
Hyundai Capital America U.S. SOFR Index + 1.03%, 5.1514% 9/24/2027 (b)(c)(d)	400,000	401,544
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.1614% 6/24/2027 (b)(c)(d)	4,215,000	4,230,611
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.1684% 3/19/2027 (b)(c)(d)	2,400,000	2,408,560
Hyundai Capital America U.S. SOFR Index + 1.3%, 5.4326% 9/18/2030 (b)(c)(d)	1,800,000	1,812,388
Hyundai Capital America U.S. SOFR Index + 1.35%, 5.4696% 3/27/2030 (b)(c)(d)	4,370,000	4,397,606
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.5985% 1/8/2027 (b)(c)(d)	900,000	908,114
		63,980,553
Consumer Staples - 1.8%
Beverages - 1.1%
Keurig Dr Pepper Inc U.S. SOFR Averages Index + 0.88%, 5.035% 3/15/2027 (b)(c)	1,323,000	1,323,484
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (b)(c)	8,625,000	8,622,768
PepsiCo Inc U.S. SOFR Averages Index + 0.4%, 4.3562% 2/13/2026 (b)(c)	2,400,000	2,400,985
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.5139% 2/16/2027 (b)(c)	1,050,000	1,052,171
		13,399,408
Consumer Staples Distribution & Retail - 0.1%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (b)(c)	750,000	752,496
Food Products - 0.2%
Cargill Inc U.S. SOFR Index + 0.61%, 4.5619% 2/11/2028 (b)(c)(d)	2,520,000	2,523,277
Tobacco - 0.4%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.6847% 10/27/2028 (b)(c)	2,000,000	2,001,675
Philip Morris International Inc U.S. SOFR Index + 0.83%, 4.8571% 4/28/2028 (b)(c)	2,653,000	2,670,108
		4,671,783
TOTAL CONSUMER STAPLES		21,346,964

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.3452% 2/26/2027 (b)(c)(e)	8,000,000	8,015,034
Chevron USA Inc U.S. SOFR Averages Index + 0.47%, 4.4552% 2/26/2028 (b)(c)	6,969,000	6,981,503
Chevron USA Inc U.S. SOFR Index + 0.57%, 4.5262% 8/13/2028 (b)(c)	3,260,000	3,274,354
Chevron USA Inc U.S. SOFR Index + 0.82%, 4.9162% 10/15/2030 (b)(c)	1,050,000	1,050,008
Shell Finance US Inc U.S. SOFR Index + 0.78%, 4.733% 11/6/2030 (b)(c)	2,000,000	1,998,472
		21,319,371
Financials - 33.1%
Banks - 14.9%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 5.0594% 9/15/2026 (b)(c)	4,600,000	4,613,607
Bank of America Corp U.S. SOFR Index + 0.83%, 4.8782% 1/24/2029 (b)(c)(e)	2,120,000	2,122,104
Bank of America Corp U.S. SOFR Index + 0.97%, 5.0279% 7/22/2027 (b)(c)	1,775,000	1,779,010
Bank of America Corp U.S. SOFR Index + 1.05%, 5.0422% 2/4/2028 (b)(c)(e)	4,950,000	4,978,866
Bank of America Corp U.S. SOFR Index + 1.11%, 5.0904% 5/9/2029 (b)(c)(e)	3,765,000	3,790,864
Bank of America Corp U.S. SOFR Index + 1.35%, 5.4849% 9/15/2027 (b)(c)	4,551,000	4,582,057
Bank of America NA U.S. SOFR Index + 1.02%, 4.9697% 8/18/2026 (b)(c)	2,440,000	2,455,766
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.6057% 4/30/2026 (b)(c)	3,000,000	3,002,834
Citibank NA U.S. SOFR Averages Index + 1.06%, 5.2457% 12/4/2026 (b)(c)	600,000	604,085
Citibank NA U.S. SOFR Index + 0.708%, 4.6814% 8/6/2026 (b)(c)	1,230,000	1,233,292
Citibank NA U.S. SOFR Index + 0.712%, 4.6603% 11/19/2027 (b)(c)	13,700,000	13,728,110
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (b)(c)	4,022,000	4,041,800
Citibank NA U.S. SOFR Index + 1.117%, 5.167% 5/29/2030 (b)(c)	1,200,000	1,216,098
Citigroup Inc U.S. SOFR Index + 0.77%, 4.9465% 6/9/2027 (b)(c)	4,935,000	4,941,622
Citigroup Inc U.S. SOFR Index + 0.87%, 5.0447% 3/4/2029 (b)(c)(e)	1,484,000	1,485,514
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.1182% 5/7/2028 (b)(c)	9,304,000	9,359,104
Citigroup Inc U.S. SOFR Index + 1.28%, 5.2259% 2/24/2028 (b)(c)	3,301,000	3,326,583
Fifth Third Bank OH U.S. SOFR Index + 0.81%, 4.8555% 1/28/2028 (b)(c)	975,000	976,490
HSBC USA Inc U.S. SOFR Index + 0.96%, 5.1457% 3/4/2027 (b)(c)	5,400,000	5,429,909
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (b)(c)	1,765,000	1,763,986
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 4.8893% 9/22/2027 (b)(c)	1,850,000	1,854,355
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 4.8567% 1/24/2029 (b)(c)	3,911,000	3,918,872
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 4.9251% 10/22/2028 (b)(c)	5,000,000	5,023,388
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 4.9501% 4/22/2027 (b)(c)(e)	4,675,000	4,685,380
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.9851% 4/22/2028 (b)(c)	8,278,000	8,331,922
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.9951% 7/22/2028 (b)(c)(e)	3,300,000	3,317,756
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 5.1259% 2/24/2028 (b)(c)	708,000	713,249
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 5.262% 1/23/2028 (b)(c)(e)	6,518,000	6,568,377
JPMorgan Chase Bank NA U.S. SOFR Index + 1%, 5.1798% 12/8/2026 (b)(c)	5,450,000	5,493,391
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.7812% 10/15/2027 (b)(c)	4,850,000	4,859,727
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 4.9155% 5/26/2028 (b)(c)	6,640,000	6,658,806
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.9973% 1/12/2029 (b)(c)	4,100,000	4,110,922
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 5.0273% 7/14/2028 (b)(c)	3,800,000	3,820,559
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 5.1673% 1/14/2028 (b)(c)	7,293,000	7,338,532
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.1814% 10/30/2026 (b)(c)	1,900,000	1,916,956
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (b)(c)	2,200,000	2,204,329
PNC Bank NA U.S. SOFR Index + 0.5%, 4.5962% 1/15/2027 (b)(c)	375,000	375,081
Santander Holdings USA Inc U.S. SOFR Index + 1.61%, 5.7343% 3/20/2029 (b)(c)	2,000,000	2,017,540
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 4.7551% 10/22/2027 (b)(c)	4,215,000	4,226,448
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.1351% 4/22/2028 (b)(c)	9,559,000	9,614,920
Wells Fargo & Co U.S. SOFR Index + 1.37%, 5.432% 4/23/2029 (b)(c)	5,010,000	5,072,448
Wells Fargo Bank NA U.S. SOFR Index + 1.06%, 5.0103% 8/7/2026 (b)(c)	2,200,000	2,210,760
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 5.2322% 12/11/2026 (b)(c)	4,100,000	4,130,957
		173,896,376
Capital Markets - 6.2%
Athene Global Funding U.S. SOFR Averages Index + 0.75%, 4.8393% 7/16/2026 (b)(c)(d)	6,050,000	6,062,850
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.9368% 1/7/2027 (b)(c)(d)	4,900,000	4,912,201
Athene Global Funding U.S. SOFR Averages Index + 0.85%, 4.8019% 5/8/2026 (b)(c)(d)	3,000,000	3,005,639
Athene Global Funding U.S. SOFR Averages Index + 0.95%, 5.1298% 3/6/2028 (b)(c)(d)	2,200,000	2,207,165
Athene Global Funding U.S. SOFR Averages Index + 1%, 5.1326% 9/18/2028 (b)(c)(d)	2,000,000	2,003,341
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 5.3307% 3/25/2027 (b)(c)(d)	1,550,000	1,561,583
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.905% 7/21/2028 (b)(c)	980,000	984,099
Charles Schwab Corp/The U.S. SOFR Averages Index + 0.52%, 4.4762% 5/13/2026 (b)(c)(e)	4,833,000	4,837,696
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 5.2446% 3/3/2027 (b)(c)	4,140,000	4,175,616
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	1,881,000	1,883,069
Goldman Sachs Bank USA U.S. SOFR Index + 0.75%, 4.6911% 5/21/2027 (b)(c)	1,850,000	1,853,186
Goldman Sachs Bank USA U.S. SOFR Index + 0.77%, 4.9026% 3/18/2027 (b)(c)	3,100,000	3,103,968
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 5.871% 10/28/2027 (b)(c)	1,560,000	1,580,731
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.81%, 4.9865% 3/9/2027 (b)(c)	1,852,000	1,854,292
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 4.9857% 9/10/2027 (b)(c)	4,165,000	4,171,404
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.995% 10/21/2027 (b)(c)	2,800,000	2,807,767
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 4.995% 10/21/2029 (b)(c)(e)	3,000,000	2,999,033
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 5.0659% 2/24/2028 (b)(c)	1,398,000	1,405,975
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (b)(c)(e)	680,000	685,584
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 6.005% 3/15/2028 (b)(c)	3,180,000	3,227,944
Morgan Stanley U.S. SOFR Index + 0.92%, 4.9851% 10/18/2029 (b)(c)(e)	2,000,000	2,001,023
Morgan Stanley U.S. SOFR Index + 1.02%, 5.1073% 4/13/2028 (b)(c)	8,400,000	8,440,404
Morgan Stanley U.S. SOFR Index + 1.38%, 5.4673% 4/12/2029 (b)(c)	1,500,000	1,519,589
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.0467% 9/2/2027 (b)(c)(d)	2,000,000	2,007,880
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.4126% 11/25/2026 (b)(c)	2,550,000	2,557,335
State Street Corp U.S. SOFR Index + 0.845%, 4.8239% 8/3/2026 (b)(c)	800,000	802,423
		72,651,797
Consumer Finance - 5.5%
American Express Co U.S. SOFR Averages Index + 0.65%, 4.6422% 11/4/2026 (b)(c)	2,550,000	2,558,748
American Express Co U.S. SOFR Averages Index + 0.97%, 5.0155% 7/28/2027 (b)(c)	1,400,000	1,404,894
American Express Co U.S. SOFR Averages Index + 1%, 4.9539% 2/16/2028 (b)(c)(e)	600,000	603,245
American Express Co U.S. SOFR Index + 0.75%, 4.812% 4/23/2027 (b)(c)	1,127,000	1,128,699
American Express Co U.S. SOFR Index + 0.76%, 4.7162% 2/13/2026 (b)(c)	1,350,000	1,350,916
American Express Co U.S. SOFR Index + 0.85%, 4.891% 7/20/2029 (b)(c)	2,200,000	2,202,090
American Express Co U.S. SOFR Index + 0.93%, 4.9817% 7/26/2028 (b)(c)	3,730,000	3,748,949
American Express Co U.S. SOFR Index + 1.02%, 5.0357% 1/30/2031 (b)(c)(e)	2,000,000	2,001,612
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.4111% 11/5/2026 (b)(c)	2,600,000	2,605,988
Ford Motor Credit Co LLC U.S. SOFR Index + 2.03%, 6.1543% 3/20/2028 (b)(c)	1,760,000	1,767,592
John Deere Capital Corp U.S. SOFR Index + 0.44%, 4.6467% 3/6/2026 (b)(c)	5,150,000	5,154,123
John Deere Capital Corp U.S. SOFR Index + 0.5%, 4.7067% 3/6/2028 (b)(c)	5,478,000	5,483,999
John Deere Capital Corp U.S. SOFR Index + 0.57%, 4.7926% 3/3/2026 (b)(c)	2,400,000	2,403,018
John Deere Capital Corp U.S. SOFR Index + 0.6%, 4.711% 4/19/2027 (b)(c)	2,641,000	2,651,877
John Deere Capital Corp U.S. SOFR Index + 0.68%, 4.7936% 7/15/2027 (b)(c)	4,300,000	4,328,788
John Deere Capital Corp U.S. SOFR Index + 0.79%, 4.9967% 6/8/2026 (b)(c)	3,800,000	3,813,521
Stellantis Financial Services US Corp U.S. SOFR Index + 1.69%, 5.845% 9/15/2028 (b)(c)(d)	1,500,000	1,506,220
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (b)(c)	1,500,000	1,501,368
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 4.8396% 5/18/2026 (b)(c)	1,860,000	1,865,623
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 4.4039% 5/15/2026 (b)(c)	4,294,000	4,298,151
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 4.7784% 3/19/2027 (b)(c)	4,500,000	4,514,408
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.6662% 5/14/2027 (b)(c)(e)	4,000,000	4,020,720
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.7203% 8/7/2026 (b)(c)	4,062,000	4,076,423
		64,990,972
Financial Services - 1.0%
Corebridge Global Funding U.S. SOFR Index + 0.75%, 4.8568% 1/7/2028 (b)(c)(d)	2,075,000	2,074,244
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.4207% 9/25/2026 (b)(c)(d)	1,550,000	1,560,290
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.595% 3/15/2028 (b)(c)	2,000,000	2,004,380
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 4.7611% 2/5/2027 (b)(c)	3,128,000	3,144,058
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 4.9711% 9/16/2027 (b)(c)	735,000	738,710
PayPal Holdings Inc U.S. SOFR Index + 0.67%, 4.8498% 3/6/2028 (b)(c)	2,300,000	2,305,674
		11,827,356
Insurance - 5.5%
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 5.0665% 6/9/2027 (b)(c)(d)	800,000	804,175
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.0673% 1/14/2028 (b)(c)(d)	2,000,000	2,005,162
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 4.6519% 11/8/2027 (b)(c)	2,134,000	2,144,891
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 4.8396% 4/9/2027 (b)(c)(d)	1,500,000	1,506,836
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 4.7947% 1/29/2027 (b)(c)(d)	6,950,000	6,983,552
MassMutual Global Funding II U.S. SOFR Index + 0.98%, 5.0783% 7/10/2026 (b)(c)(d)	600,000	602,507
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.57%, 4.6696% 4/9/2026 (b)(c)(d)	1,000,000	1,001,181
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 4.8622% 6/11/2027 (b)(c)(d)	4,400,000	4,419,732
Metropolitan Life Global Funding I U.S. SOFR Index + 0.7%, 4.6526% 8/25/2028 (b)(c)(d)	850,000	852,899
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.6693% 1/16/2026 (b)(c)(d)	800,000	800,422
New York Life Global Funding U.S. SOFR Averages Index + 0.93%, 5.0437% 4/2/2026 (b)(c)(d)	1,950,000	1,954,700
New York Life Global Funding U.S. SOFR Index + 0.41%, 4.3711% 2/5/2027 (b)(c)(d)	600,000	600,584
New York Life Global Funding U.S. SOFR Index + 0.48%, 4.6565% 6/9/2026 (b)(c)(d)	1,800,000	1,802,291
New York Life Global Funding U.S. SOFR Index + 0.55%, 4.7122% 6/11/2027 (b)(c)(d)	4,161,000	4,173,425
New York Life Global Funding U.S. SOFR Index + 0.66%, 4.7117% 7/25/2028 (b)(c)(d)	2,100,000	2,104,271
New York Life Global Funding U.S. SOFR Index + 0.67%, 4.7838% 4/2/2027 (b)(c)(d)	6,900,000	6,928,084
New York Life Global Funding U.S. SOFR Index + 0.88%, 4.9317% 4/25/2028 (b)(c)(d)	3,375,000	3,397,561
Northwestern Mutual Global Funding U.S. SOFR Index + 0.66%, 4.6126% 8/25/2028 (b)(c)(d)	1,150,000	1,152,144
Pacific Life Global Funding II U.S. SOFR Averages Index + 1.05%, 5.0955% 7/28/2026 (b)(c)(d)	1,400,000	1,407,179
Pacific Life Global Funding II U.S. SOFR Index + 0.48%, 4.4722% 2/4/2027 (b)(c)(d)	1,000,000	1,001,312
Pacific Life Global Funding II U.S. SOFR Index + 0.58%, 4.7043% 12/20/2027 (b)(c)(d)	1,000,000	1,001,587
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.6517% 1/27/2028 (b)(c)(d)	2,000,000	2,001,730
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.8057% 6/4/2026 (b)(c)(d)	5,710,000	5,720,504
Pacific Life Global Funding II U.S. SOFR Index + 0.75%, 4.8483% 7/10/2028 (b)(c)(d)(e)	5,000,000	5,024,856
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 4.8111% 2/5/2027 (b)(c)(d)	400,000	402,240
Principal Life Global Funding II U.S. SOFR Index + 0.81%, 4.7597% 8/18/2028 (b)(c)(d)	2,070,000	2,073,416
Protective Life Global Funding U.S. SOFR Index + 0.85%, 5.0122% 9/11/2028 (b)(c)(d)	3,200,000	3,206,778
		65,074,019
TOTAL FINANCIALS		388,440,520

Health Care - 1.5%
Health Care Providers & Services - 0.2%
HCA Inc U.S. SOFR Index + 0.87%, 5.0706% 3/1/2028 (b)(c)	2,000,000	2,010,831
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.4313% 2/20/2026 (b)(c)	2,225,000	2,226,594
Eli Lilly & Co U.S. SOFR Index + 0.53%, 4.7467% 10/15/2028 (b)(c)	2,500,000	2,515,638
Novartis Capital Corp U.S. SOFR Index + 0.52%, 4.4811% 11/5/2028 (b)(c)	3,500,000	3,528,280
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (b)(c)	939,000	941,324
Roche Holdings Inc U.S. SOFR Index + 0.74%, 4.7087% 11/13/2026 (b)(c)(d)	500,000	502,565
Sanofi SA U.S. SOFR Index + 0.46%, 4.4544% 11/3/2027 (b)(c)	6,000,000	6,024,615
		15,739,016
TOTAL HEALTH CARE		17,749,847

Industrials - 1.9%
Aerospace & Defense - 0.3%
GE Aerospace CME Term SOFR 3 month Index + 0.6416%, 4.5422% 5/5/2026 (b)(c)	3,867,000	3,873,115
Machinery - 1.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.46%, 4.47% 2/27/2026 (b)(c)	500,000	500,322
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.4762% 5/14/2027 (b)(c)	623,000	624,849
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.7146% 3/3/2028 (b)(c)	4,385,000	4,390,768
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.5139% 11/15/2027 (b)(c)	4,500,000	4,529,191
Caterpillar Financial Services Corp U.S. SOFR Index + 0.64%, 4.5939% 8/15/2028 (b)(c)	4,149,000	4,171,746
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.7793% 10/16/2026 (b)(c)	3,774,000	3,790,105
		18,006,981
TOTAL INDUSTRIALS		21,880,096

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.4819% 11/15/2027 (b)(c)	1,482,000	1,484,295
Software - 0.3%
Oracle Corp U.S. SOFR Index + 0.76%, 4.7544% 8/3/2028 (b)(c)	3,100,000	3,107,913
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co U.S. SOFR Index + 0.96%, 5.115% 9/15/2028 (b)(c)(e)	2,000,000	2,006,819
TOTAL INFORMATION TECHNOLOGY		6,599,027

Real Estate - 0.2%
Specialized REITs - 0.2%
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 4.7893% 4/16/2027 (b)(c)	3,266,000	3,275,105
Utilities - 0.8%
Electric Utilities - 0.8%
Consolidated Edison Co of New York Inc U.S. SOFR Averages Index + 0.52%, 4.4696% 11/18/2027 (b)(c)	908,000	909,846
Georgia Power Co U.S. SOFR Averages Index + 0.28%, 4.435% 9/15/2026 (b)(c)	2,000,000	1,999,991
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.76%, 4.7846% 1/29/2026 (b)(c)	2,300,000	2,302,231
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 4.7922% 2/4/2028 (b)(c)(e)	3,575,000	3,599,311
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 4.9857% 6/10/2026 (b)(c)	800,000	801,750
		9,613,129
TOTAL UNITED STATES		554,204,612
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,015,159,894)		1,017,669,263

U.S. Treasury Obligations - 12.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 5/15/2033	3.80 to 4.50	9,410,000	9,133,581
US Treasury Notes 3.5% 2/15/2033	3.86 to 4.57	11,220,000	10,999,545
US Treasury Notes 3.875% 8/15/2033	3.92 to 4.91	13,940,000	13,966,138
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.42	16,500,000	16,434,952
US Treasury Notes 4% 11/15/2035	4.02	5,300,000	5,291,719
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	15,990,000	16,116,171
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.62	14,210,000	14,528,615
US Treasury Notes 4.25% 5/15/2035	4.10 to 4.59	15,200,000	15,513,500
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.22	12,990,000	13,241,681
US Treasury Notes 4.375% 5/15/2034	4.02 to 4.59	12,000,000	12,405,937
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.50	7,060,000	7,368,048
US Treasury Notes 4.625% 2/15/2035	3.97 to 4.30	7,200,000	7,564,216
TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,448,471)			142,564,103

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	7,210,980	7,212,422
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	3,505,487	3,505,837
TOTAL MONEY MARKET FUNDS (Cost $10,718,259)			10,718,259

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,165,326,624)	1,170,951,625
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,779,174
NET ASSETS - 100.0%	1,173,730,799

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $370,424,603 or 31.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,101,498	46,522,059	46,411,109	73,120	(26)	-	7,212,422	7,210,980	0.0%
Fidelity Securities Lending Cash Central Fund	4,272,500	11,637,843	12,404,523	4,130	17	-	3,505,837	3,505,487	0.0%
Total	11,373,998	58,159,902	58,815,632	77,250	(9)	-	10,718,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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